Derivative financial instruments, narrative (Details) - GBP (£) £ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	£ 55	£ 24
Derivative liability expsoures	293	235
Non-cash assets pledged as collateral	3	2
Cash collateral netted | Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	12	4
Derivative liability expsoures	26	32
Derivative financial assets
Disclosure of offsetting of financial assets [line items]
IFRS netting posted against derivative assets	55	24
Derivative asset exposures	306	237
Non-cash collateral	13	6
Derivative financial assets | Cash collateral netted
Disclosure of offsetting of financial assets [line items]
IFRS netting posted against derivative assets	12	4
Derivative asset exposures	£ 40	£ 35